DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.    DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

The principal activities of Embark Trucks, Inc. (“Embark” or the “Company”) include design and development of autonomous driving software for the truck freight industry. The Company is headquartered in San Francisco, California and was incorporated in the State of Delaware in 2016. The Company has no subsidiaries as of September 30, 2021 (unaudited), December 31, 2020 and 2019.

The Company has devoted substantially all of its resources to develop its autonomous truck technology, to enable and expand its route models — transfer point and direct-to-customer, to expand its partnerships with shippers and carriers, to raising capital, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations through September 30, 2021.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Liquidity and Capital Resources

The Company has incurred losses from operations since inception. The Company incurred net losses of $47.8 million and $15.0 million, for the nine months ended September 30, 2021 and 2020 (unaudited), respectively, and $21.5 million and $15.3 million, for the years ended December 31, 2020 and 2019, respectively, and Accumulated deficit amounts to $106.5 million, $58.7 million, and $37.2 million, as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively. Net cash used in operating activities was $33.7 million and $12.3 million for the nine months ended September 30, 2021 and 2020 (unaudited), respectively, and $19.1 million, $14.2 million, for the years ended December 31, 2020 and 2019, respectively.

The Company’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. As of September 30, 2021 (unaudited) and December 31, 2020, the Company’s balance of cash and cash equivalents was $47.9 million and $11.1 million, respectively. As of September 30, 2021 (unaudited) and December 31, 2020, the Company’s balance of available-for-sale investments was $5.0 million and $53.6 million, respectively.

Based on cash flow projections from operating and financing activities and existing balance of cash and cash equivalents, management is of the opinion that the Company has sufficient funds for sustainable operations, and it will be able to meet its payment obligations from operations and debt related commitments for at least one year from the issuance date of these financial statements. Based on the above considerations, the Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

The Company’s ability to continue as a going concern is dependent on management’s ability to control operating costs and demonstrate progress against its technical roadmap. This involves developing new capabilities for the Embark Driver software and improving the reliability and performance of the software on public roads. Demonstrating ongoing technical progress will enable the Company to obtain funds from outside sources of financing, including financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures.

On August 25, 2021 and August 27, 2021, the Company entered into commitment letters (collectively, the “Commitment Letters”) with certain investors (collectively, the “Investors”) pursuant to which such Investors each provided a commitment to invest, upon the Company’s election, up to $5 million in the Company in the form of Series C Preferred Stock of the Company in the event that the merger agreement entered into on June 22, 2021, by and among Northern Genesis Acquisition Corp. II, NGAB Merger Sub Inc. and the Company (the “Merger Agreement”) is terminated and the transactions contemplated thereby (collectively the “Business Combination”) is not consummated. If the Business Combination is consummated then each of the Investor’s obligations under the applicable Commitment Letter will terminate.

In connection with the Business Combination, Embark raised $244 million of net proceeds from the contribution of $414 million of proceeds from cash held in Northern Genesis’s trust account from the Northern Genesis IPO, $160 million of proceeds from the PIPE investment, and offset by redemption of Northern Genesis’s Class A common stock held by Northern Genesis’s public stockholders of $299 million. Direct and incremental transaction costs in connection with the Business Combination were incurred prior to, or concurrent with the Closing by Northern Genesis and Embark, including the PIPE investment and the deferred underwriting fees related to the Northern Genesis IPO of $69 million. Embark believes cash and other components of working capital will be sufficient to meet Embark’s needs for at least the next 12 months.

Fiscal Periods

The Company’s fiscal year begins on January 1 and ends on December 31. The Company refers to the fiscal years as “fiscal year 2021”, “fiscal year 2020” and “fiscal year 2019”.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes- Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Unaudited Interim Financial Information

The accompanying interim balance sheet as of September 30, 2021, the interim Statements of Operations, comprehensive loss, and cash flows for the nine months ended September 30, 2021 and 2020, and the interim statement of stockholders’ equity for the nine months ended September 30, 2021 are unaudited. These unaudited interim financial statements are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and do not include all disclosures normally required in annual financial statements prepared in accordance with GAAP. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2021 and the Company’s results of operations and cash flows for the nine months ended September 30, 2021 and 2020. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full fiscal year or any other future interim or annual periods.

Segment Information

Under Accounting Standards Codification (“ASC 280”), Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company operates in one segment, the truck business unit, which is focused on enhancing self-driving truck software technology. Therefore, the Company’s chief executive officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance. All long-lived assets are maintained in, and all losses are attributable to, the United States of America.

Concentration of Risks

Our financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, marketable securities and long-term investments. We maintain our cash and cash equivalents, restricted cash and investments with high-quality financial institutions with investment-grade ratings. A majority of the cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.

Impact of COVID-19

The outbreak of the novel coronavirus COVID-19, which was declared a global pandemic by the World Health Organization on March 11, 2020 has led to adverse impacts on the U.S. and global economies and has impacted and continues to impact the Company’s supply chain, and operations. Even though the Company has taken measures to adapt to operating in this challenging environment, the pandemic could further affect the Company’s operations and the operations of suppliers and vendors due to additional shelter- in-place and other governmental orders, facility closures, travel and logistics restrictions, or other factors as circumstances continue to evolve. In response to this pandemic, many jurisdictions in which the Company operates issued stay-at-home orders and other measures aimed at slowing the spread of the virus. While the Company remains open in accordance with guidance from local authorities, the Company experienced a temporary pause in testing of its research and development truck fleet and operations in response to the stay- at-home orders in calendar year 2020. The impacts from stay-at-home orders and other updated local government indoor operation measures are no longer impacting the Company’s operations in the first half of 2021, however, there remains uncertainty around the potential disruptions the pandemic could cause looking forward. The Company has instituted policies across its offices to ensure compliance with these updated guidelines. At current, these changes have not impacted the Company’s operations. In response to the Delta variant, local governments updated their guidelines for indoor operations. Therefore, the related financial impact and duration cannot be reasonably estimated at this time.